UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)       AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

CORPORATE DEBT OBLIGATIONS-91.7%
AEROSPACE/DEFENSE-0.9%
Hexcel Corp.
  9.875%, 10/01/08                                 $ 45      $    49,725
K & F Industries, Inc.
  9.625%, 12/15/10                                  130          144,950
Sequa Corp.
  9.00%, 8/01/09                                     70           74,550
Transdigm, Inc.
  10.375%, 12/01/08 (a)                             155          168,784
                                                             ------------
                                                                 438,009

AUTOMOTIVE-3.2%
Advanced Accessory Systems
  10.75%, 6/15/11 (a)                               115          122,475
Dana Corp.
  10.125%, 3/15/10                                  220          243,650
Dura Operating Corp.
  9.00%, 5/01/09                                    185          171,125
General Motors Corp.
  7.125%, 7/15/13                                   205          205,267
HLI Operating, Inc.
  10.50%, 6/15/10 (a)                               230          242,650
Tenneco Automotive, Inc.
  10.25%, 7/15/13                                   205          208,587
TRW Automotive
  9.375%, 2/15/13                                   110          119,900
  11.00%, 2/15/13                                   110          120,450
United Auto Group, Inc.
  9.625%, 3/15/12                                   120          129,000
                                                             ------------
                                                               1,563,104

BROADCASTING/MEDIA-4.3%
Allbritton Communications Co.
  7.75%, 12/15/12                                   180          186,750
American Media Operations, Inc.
  10.25%, 5/01/09                                   165          179,025
Corus Entertainment, Inc.
  8.75%, 3/01/12 (a)                                120          129,600
Emmis Communications Corp.
  12.50%, 3/15/11 (b)                               165          143,550
Mediacom Broadband LLC
  11.00%, 7/15/13                                   150          167,625
Paxson Communications Corp.
  10.75%, 7/15/08                                   150          162,000
  12.25%, 1/15/09 (b)                               145          121,800
PRIMEDIA, Inc.
  8.00%, 5/15/13 (a)                                 70           72,100
  8.875%, 5/15/11                                   145          153,338
Radio One, Inc.
  8.875%, 7/01/11                                   105          116,025
Sinclair Broadcast Group, Inc.
  8.00%, 3/15/12                                     65           69,713
  8.00%, 3/15/12 (a)                                 85           91,162
  8.75%, 12/15/11 (a)                                95          104,737
Time Warner Telecom, Inc.
  10.125%, 2/01/11                                  315          305,550
YOUNG BROADCASTING, INC.
  8.50%, 12/15/08                                    90           96,750
                                                             ------------
                                                               2,099,725

BUILDING/REAL ESTATE-3.8%
Associated Materials, Inc.
  9.75%, 4/15/12                                     65           71,256
Beazer Homes USA, Inc.
  8.375%, 4/15/12                                    90          100,125
Interline Brands, Inc.
  11.50%, 5/15/11 (a)                               155          164,300
KB HOME
  7.75%, 2/01/10                                    180          195,525
LNR Property Corp.
  7.625%, 7/15/13 (a)                               125          125,000
  10.50%, 1/15/09                                   315          339,413
M.D.C Holdings, Inc.
  7.00%, 12/01/12                                    90           99,774
Meritage Corp.
  9.75%, 6/01/11                                    205          227,550
Schuler Homes, Inc.
  10.50%, 7/15/11                                   165          190,575
The Ryland Group, Inc.
  9.75%, 9/01/10                                     40           46,200
Werner Holding Co., Inc.
  10.00%, 11/15/07                                  150          153,750
Williams Lyon Homes, Inc.
  10.75%, 4/01/13                                   130          138,775
                                                             ------------
                                                               1,852,243

CABLE-4.0%
Charter Communications Holdings LLC
  11.75%, 5/15/11 (b)                               740          377,400
Coaxial Communications, Inc.
  10.00%, 8/15/06                                    90           93,263
CSC Holdings, Inc.
  7.625%, 7/15/18                                   195          195,487
DirecTV Holdings LLC
  8.375%, 3/15/13 (a)                               135          151,200
EchoStar DBS Corp.
  9.375%, 2/01/09                                   300          321,375
Innova S. de R.L.
  12.875%, 4/01/07                                  205          208,587
Insight Communications Co., Inc.
  12.25%, 2/15/11                                   265          221,275
Insight Midwest LP
  9.75%, 10/01/09 (a)                               200          212,500
PanAmSat Corp.
  8.50%, 2/01/12                                    155          168,563
                                                             ------------
                                                               1,949,650


                                       1


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                     AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

CHEMICALS-3.1%
Avecia Group Plc
  11.00%, 7/01/09                                  $110      $   100,100
Equistar Chemicals LP
  10.125%, 9/01/08                                  295          305,325
  10.625%, 5/01/11                                  130          133,900
FMC Corp.
  10.25%, 11/01/09                                  120          135,600
Georgia Gulf Corp.
  10.375%, 11/01/07                                 220          234,850
Huntsman ICI Chemicals LLC
  10.125%, 7/01/09                                  220          212,300
Lyondell Chemical Co.
  9.625%, 5/01/07                                   215          211,775
Millennium America, Inc.
  9.25%, 6/15/08                                    145          156,600
Resolution Performance Products LLC
  9.50%, 4/15/10                                     25           26,125
                                                             ------------
                                                               1,516,575

COMMUNICATIONS-0.5%
WorldCom, Inc.- WorldCom Group
  7.50%, 5/15/11 (c)                                760          226,100

COMMUNICATIONS - FIXED-3.0%
FairPoint Communications, Inc.
  11.875%, 3/01/10                                   80           93,200
  12.50%, 5/01/10                                    65           69,225
Mobifon Holdings BV
  12.50%, 7/31/10 (a)                               345          360,525
Qwest Corp.
  8.875%, 3/15/12 (a)                               200          224,500
Qwest Services Corp.
  13.50%, 12/15/10 (A)                              603          684,405
                                                             ------------
                                                               1,431,855

COMMUNICATIONS - MOBILE-5.3%
Dobson/Sygnet Communications
  12.25%, 12/15/08                                  400          430,000
Iridium Capital Corp. LLC
  14.00%, 7/15/05 (c)                               550           44,000
Nextel Communications, Inc.
  9.375%, 11/15/09                                   45           48,544
  9.95%, 2/15/08 (b)                                280          294,000
Nextel Partners, Inc.
  8.125%, 7/01/11 (a)                               455          452,725
  11.00%, 3/15/10                                   100          108,500
  12.50%, 11/15/09 (a)                              105          118,650
PTC International Finance II, SA
  11.25%, 12/01/09                                  200          227,000
Rural Cellular Corp.
  9.75%, 1/15/10 (a)                                285          253,650
TeleCorp PCS, Inc.
  10.625%, 7/15/10                                   83          100,638
Tritel PCS, Inc.
  10.375%, 1/15/11                                   94          115,385
Triton PCS, Inc.
  8.50%, 6/01/13 (a)                                175          189,000
  8.75%, 11/15/11                                   185          185,462
                                                             ------------
                                                               2,567,554

CONSUMER MANUFACTURING-2.5%
Applica, Inc.
  10.00%, 7/31/08                                    90           94,950
Central Garden & Pet Co.
  9.125%, 2/01/13                                    85           90,950
Collins & Aikman Floor Cover
  9.75%, 2/15/10                                    110          115,500
Pennzoil-Quaker State Co.
  10.00%, 11/01/08 (a)                               75           92,129
Playtex Products, Inc.
  9.375%, 6/01/11                                   130          130,650
Remington Products Co. LLC
  11.00%, 5/15/06                                   100          101,000
Salton, Inc.
  12.25%, 4/15/08                                   175          175,000
St. John Knits International, Inc.
  12.50%, 7/01/09                                    90           98,550
Tyco International, Ltd.
  6.75%, 2/15/11                                    220          234,300
Warnaco, Inc.
  8.875%, 6/15/13                                    90           93,600
                                                             ------------
                                                               1,226,629

CONTAINERS-1.2%
Crown Euro Holdings, SA
  9.50%, 3/01/11                                    215          233,275
Greif Bros. Corp.
  8.875%, 8/01/12 (a)                               150          162,000
Silgan Holdings, Inc.
  9.00%, 6/01/09                                    165          171,600
                                                             ------------
                                                                 566,875

ENERGY-4.3%
Chesapeake Energy Corp.
  7.75%, 1/15/15                                    255          273,487
  9.00%, 8/15/12                                     80           89,600
CITGO Petroleum Corp.
  11.375%, 2/01/11 (a)                              385          431,200
Frontier Escrow Corp.
  8.00%, 4/15/13 (a)                                 55           57,750
Frontier Oil Corp.
  11.75%, 11/15/09                                  115          127,075
Grant Prideco, Inc.
  9.00%, 12/15/09                                   125          139,375
Grey Wolf, Inc.
  8.875%, 7/01/07                                    60           62,100
Parker & Parsley Petroleum Co.
  8.875%, 4/15/05                                   150          165,000


                                       2


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

Premcor Refining Group, Inc.
  9.50%, 2/01/13                                   $120      $   133,200
Pride International, Inc.
  9.375%, 5/01/07                                   160          166,000
Range Resources Corp.
  8.75%, 1/15/07 (a)                                100          102,250
Universal Compression, Inc.
  7.25%, 5/15/10                                     80           83,200
Westport Resources Corp.
  8.25%, 11/01/11                                    55           60,500
  8.25%, 11/01/11 (a)                               100          110,000
XTO Energy, Inc.
  7.50%, 4/15/12                                     90          102,600
                                                             ------------
                                                               2,103,337

ENTERTAINMENT & LEISURE-2.4%
Cinemark USA, Inc.
  9.00%, 2/01/13 (a)                                180          196,200
Royal Caribbean Cruises, Ltd.
  8.00%, 5/15/10                                     85           88,825
  8.75%, 2/02/11                                    240          255,600
Six Flags, Inc.
  9.50%, 2/01/09 (A)                                180          178,200
  9.75%, 6/15/07                                    175          174,125
  9.75%, 4/15/13 (a)                                 20           19,900
Universal City Development
  11.75%, 4/01/10                                   210          231,525
                                                             ------------
                                                               1,144,375

FINANCIAL-4.1%
Crum & Forster
  10.375%, 6/15/13 (a)                              110          111,925
Danka Business Systems Plc
  11.00%, 6/15/10                                   185          183,150
Fairfax Financial
  Holdings, Ltd.
  8.25%, 10/01/15                                    30           27,300
Finova Group, Inc.
  7.50%, 11/15/09                                   375          165,000
iStar Financial, Inc.
  7.00%, 3/15/08                                    200          209,560
  8.75%, 8/15/08                                    130          142,350
Markel Capital Trust I
  8.71%, 1/01/46                                    310          310,000
PXRE Capital Trust I
  8.85%, 2/01/27                                    205          182,450
Royal & Sun Alliance, Inc.
  8.95%, 10/15/29                                   240          226,268
Western Financial Bank
  9.625%, 5/15/12                                   270          292,950
Williams Scotsman, Inc.
  9.875%, 6/01/07                                   150          147,750
                                                             ------------
                                                               1,998,703

FOOD/BEVERAGE-2.4%
B & G Foods, Inc.
  9.625%, 8/01/07                                    90           93,150
CBRE Escrow, Inc.
  9.75%, 5/15/10                                     70           73,937
Dean Foods Co.
  8.15%, 8/01/07                                     85           94,775
Del Monte Foods Co.
  8.625%, 12/15/12 (a)                              115          122,475
  9.25%, 5/15/11                                    110          118,250
DIMON, Inc.
  7.75%, 6/01/13 (a)                                 70           72,275
  9.625%, 10/15/11                                   75           82,875
Dole Food Co.
  8.625%, 5/01/09 (d)                               110          116,875
  8.875%, 3/15/11                                    65           69,225
Merisant Co.
  9.50%, 7/15/13 (a)                                130          134,550
Swift & Co.
  10.125%, 10/01/09 (a)                             180          188,100
                                                             ------------
                                                               1,166,487

GAMING-5.7%
Ameristar Casinos, Inc.
  10.75%, 2/15/09                                   100          113,875
Argosy Gaming Co.
  9.00%, 9/01/11                                    105          113,925
Boyd Gaming Corp.
  7.75%, 12/15/12                                   110          117,288
Harrahs Operating Co., Inc.
  7.875%, 12/15/05                                  105          114,450
Horseshoe Gaming Holding Corp.
  8.625%, 5/15/09                                    85           90,525
Mandalay Resort Group
  10.25%, 8/01/07                                   250          283,750
MGM Mirage, Inc.
  8.375%, 2/01/11                                   260          297,050
Mohegan Tribal Gaming Authority
  8.375%, 7/01/11 (a)                                95          103,312
  8.75%, 1/01/09                                     60           64,950
Park Place Entertainment Corp.
  7.00%, 4/15/13 (a)                                185          198,875
  7.875%, 3/15/10                                    90           97,200
  9.375%, 2/15/07                                   225          249,750
Riviera Holdings Corp.
  11.00%, 6/15/10                                   150          144,000
Station Casinos, Inc.
  8.375%, 2/15/08                                   100          108,500
Sun International Hotels, Ltd.
  8.875%, 8/15/11 (a)                               105          114,188
Trump Holdings & Funding
  11.625%, 3/15/10                                  135          129,600


                                       3


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                     AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

Turning Stone Casino Resort Enterprises
  9.125%, 12/15/10 (a)                             $150      $   160,687
Venetian Casino Resort LLC
  11.00%, 6/15/10                                   210          237,825
                                                             ------------
                                                               2,739,750

HEALTHCARE-4.9%
Advanced Medical Optics, Inc.
  9.25%, 7/15/10 (A)                                110          119,900
Alliance Imaging, Inc.
  10.375%, 4/15/11                                  185          194,250
Concentra Operating Corp.
  13.00%, 8/15/09                                   191          208,190
Extendicare Health Services, Inc.
  9.50%, 7/01/10                                    155          163,525
Hanger Orthopedic Group, Inc.
  10.375%, 2/15/09                                  185          205,350
Iasis Healthcare Corp.
  13.00%, 10/15/09                                  165          183,975
Omnicare, Inc.
  8.125%, 3/15/11                                    95          103,550
PacifiCare Health Systems, Inc.
  10.75%, 6/01/09                                   280          322,700
Psychiatric Solutions, Inc.
  10.625%, 6/15/13                                  165          170,775
Triad Hospitals, Inc.
  8.75%, 5/01/09                                    205          219,094
  11.00%, 5/15/09                                   110          121,825
Vanguard Health Systems, Inc.
  9.75%, 8/01/11                                    225          225,000
Ventas Realty LP
  9.00%, 5/01/12                                    100          109,500
                                                             ------------
                                                               2,347,634

HOME FURNISHINGS-0.3%
Sealy Mattress Co.
  9.875%, 12/15/07                                  130          130,000
HOTEL/LODGING-4.4%
Corrections Corp. of America
  7.50%, 5/01/11                                     45           47,250
  9.875%, 5/01/09                                   165          185,006
Extended Stay America, Inc.
  9.875%, 6/15/06                                   240          259,200
Felcor Lodging LP
  8.50%, 6/01/11                                     25           25,313
  9.50%, 9/15/08                                    185          191,937
Host Marriott LP
  9.25%, 10/01/07                                   180          194,400
  9.50%, 1/15/07                                    135          145,800
Intrawest Corp.
  9.75%, 8/15/08                                     10           10,488
  10.50%, 2/01/10                                   180          194,400
La Quinta Properties, Inc.
  8.875%, 3/15/11 (a)                               195          208,650
MeriStar Hospitality Corp.
  9.125%, 1/15/11                                    40           39,400
  10.50%, 6/15/09                                   110          113,025
Starwood Hotels & Resorts
  Worlwide, Inc.
  7.875%, 5/01/12                                   330          363,000
Vail Resorts, Inc.
  8.75%, 5/15/09                                    140          147,000
                                                             ------------
                                                               2,124,869

INDUSTRIAL-4.7%
Airgas, Inc.
  9.125%, 10/01/11                                  100          111,750
Amtrol, Inc.
  10.625%, 12/31/06                                 145           82,106
Dayton Superior Corp.
  10.75%, 9/15/08                                   115          114,425
FastenTech, Inc.
  11.50%, 5/01/11                                   180          180,000
Flowserve Corp.
  12.25%, 8/15/10                                   160          187,200
H & E Equipment Services, Inc.
  11.125%, 6/15/12                                  110           97,350
Legrand SA
  10.50%, 2/15/13 (a)                               125          140,000
Motors and Gears, Inc.
  10.75%, 11/15/06                                  100           88,000
NMHG Holdings Co.
  10.00%, 5/15/09                                   105          116,025
Resolution Performance Products LLC
  13.50%, 11/15/10                                  295          296,475
Rexnord Corp.
  10.125%, 12/15/12 (a)                              85           93,925
Russell-Stanley Holdings, Inc.
  9.00%, 11/30/08 (a)(e)                             76           57,338
Service Corp. International
  6.00%, 12/15/05                                    40           40,500
  6.50%, 3/15/08                                     55           54,038
SPX Corp.
  7.50%, 1/01/13                                    105          114,187
Terex Corp.
  10.375%, 4/01/11                                  210          233,100
TriMas Corp.
  9.875%, 6/15/12                                   195          200,850
  9.875%, 6/15/12 (a)                                65           66,950
                                                             ------------
                                                               2,274,219

INSURANCE-0.2%
Fairfax Financial Holdings, Ltd.
  7.75%, 12/15/03                                   100          101,250


                                       4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

MINING & METALS-2.1%
Alaska Steel Corp.
  7.875%, 2/15/09                                   $270     $   230,850
Earle M. Jorgensen Co.
  9.75%, 6/01/12                                    115          122,475
Freeport-McMoRan
  Copper & Gold, Inc. Cl.B
  10.125%, 2/01/10                                  145          162,400
Gerdau Ameristeel Corp.
  10.375%, 7/15/11 (a)                              110          108,075
Peabody Energy Corp.
  6.875%, 3/15/13                                   185          194,712
Steel Dynamics, Inc.
  9.50%, 3/15/09                                    100          105,250
United States Steel Corp.
  10.75%, 8/01/08                                   110          116,050
                                                             ------------
                                                               1,039,812

PAPER/PACKAGING-7.3%
Anchor Glass Container Corp.
  11.00%, 2/15/13 (a)                               245          268,888
Berry Plastics Corp.
  10.75%, 7/15/12                                   185          204,425
Constar International, Inc.
  11.00%, 12/01/12                                   75           81,375
Doman Industries, Ltd.
  12.00%, 7/01/04                                    95           97,850
Georgia-Pacific Corp.
  9.375%, 2/01/13 (a)                               305          337,787
Graham Packaging Co.
  8.75%, 1/15/08 (a)                                120          120,000
Graphic Packaging
  International Corp.
  8.625%, 2/15/12                                    80           82,000
Huntsman Advanced
  Materials LLC
  11.00%, 7/15/10                                   120          125,400
Huntsman International
  Holdings LLC
  0.00%, 12/31/09                                   500          197,500
JSG Funding Plc
  9.625%, 10/01/12                                  205          227,550
Norske Skog Canada, Ltd.
  8.625%, 6/15/11                                   175          183,750
Owens-Brockway Glass
  Container
  8.875%, 2/15/09                                   420          457,800
Plastipak Holdings, Inc.
  10.75%, 9/01/11 (a)                               145          155,875
Pliant Corp.
  11.125%, 9/01/09 (a)                               60           61,800
  13.00%, 6/01/10                                   175          165,375
Riverwood International Corp.
  10.625%, 8/01/07                                  270          281,475
Smurfit-Stone Container Corp.
  8.25%, 10/01/12                                   140          150,850
Stone Container Corp.
  9.25%, 2/01/08                                     25           27,375
  9.75%, 2/01/11                                    125          137,500
Tembec Industries, Inc.
  8.50%, 2/01/11                                     45           44,775
  8.625%, 6/30/09                                   105          104,213
                                                             ------------
                                                               3,513,563

PUBLIC UTILITIES - ELECTRIC & GAS-4.2%
AES Corp.
  8.75%, 5/15/13 (a)                                 55           57,475
  9.00%, 5/15/15 (a)                                100          105,000
  10.00%, 12/12/05 (a)                              125          130,312
Allegheny Energy, Inc.
  7.75%, 8/01/05                                    260          261,300
Northwest Pipelines Corp.
  8.125%, 3/01/10                                   110          118,800
PG&E Corp.
  6.875%, 7/15/08                                   205          212,175
SEMCO Energy, Inc.
  7.125%, 5/15/08 (a)                                65           68,250
  7.75%, 5/15/13 (a)                                120          128,400
Southern Natural Gas Co.
  7.35%, 2/15/31                                    160          163,600
  8.875%, 3/15/10                                   130          142,350
Transcontinental Gas Pipe
  Line Corp.
  8.875%, 7/15/12                                    25           28,375
Williams Cos., Inc.
  8.625%, 6/01/10                                   590          619,500
                                                             ------------
                                                               2,035,537

PUBLISHING-2.0%
American Media, Inc. Cl.A
  8.875%, 1/15/11                                    50           54,375
Dex Media East LLC
  9.875%, 11/15/09                                   50           56,000
  12.125%, 11/15/12                                 145          172,187
Hollinger International
  Publishing, Inc.
  9.00%, 12/15/10                                   175          188,125
Houghton Mifflin Co.
  8.25%, 2/01/11 (a)                                125          132,500
  9.875%, 2/01/13                                    45           49,050
PEI Holdings, Inc.
  11.00%, 3/15/10                                    95          105,213
R.H. Donnelley Corp.
  8.875%, 12/15/10 (a)                               55           61,050
  10.875%, 12/15/12 (a)                             110          128,700
                                                             ------------
                                                                 947,200

RESTAURANTS-0.4%
Domino's, Inc.
  8.25%, 7/01/11                                    185          191,938


                                       5


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                     AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

RETAIL-2.1%
J.C. Penney Corp., Inc.
  8.00%, 3/01/10                                   $125      $   131,563
Jostens, Inc.
  12.75%, 5/01/10                                   335          396,975
Pathmark Stores, Inc.
  8.75%, 2/01/12                                     95           98,800
Rent-A-Center, Inc.
  7.50%, 5/01/10                                    110          116,050
Rite Aid Corp.
  11.25%, 7/01/08                                   140          151,200
Saks, Inc.
  8.25%, 11/15/08                                    90           95,625
                                                             ------------
                                                                 990,213

SERVICES-4.1%
Alderwoods Group, Inc.
  11.00%, 1/02/07                                    72           73,463
Allied Waste North America, Inc.
  8.50%, 12/01/08                                   225          243,000
  8.875%, 4/01/08                                   135          147,150
  10.00%, 8/01/09                                   360          384,300
Coinmach Corp.
  9.00%, 2/01/10                                    120          129,000
Iron Mountain, Inc.
  7.75%, 1/15/15                                     80           85,000
  8.625%, 4/01/13                                   150          161,250
National Waterworks, Inc.
  10.50%, 12/01/12                                  115          127,794
Service Corp.
  7.70%, 4/15/09                                    215          220,375
Stewart Enterprises, Inc.
  10.75%, 7/01/08                                   195          218,400
United Rentals NA, Inc.
  10.75%, 4/15/08                                   180          197,550
                                                             ------------
                                                               1,987,282

SUPERMARKET/DRUG-0.8%
Rite Aid Corp.
  9.25%, 6/01/13                                     40           39,800
  9.50%, 2/15/11                                    150          162,000
Roundy's, Inc.
  8.875%, 6/15/12                                   115          120,750
Stater Bros. Holdings, Inc.
  10.75%, 8/15/06                                    65           68,738
                                                             ------------
                                                                 391,288

TECHNOLOGY-3.5%
Cooperative Computing, Inc.
  10.50%, 6/15/11                                   155          160,425
Fairchild Semiconductor Corp.
  10.50%, 2/01/09                                   225          254,250
Filtronic Plc
  10.00%, 12/01/05                                  345          354,487
Flextronics International, Ltd.
  6.50%, 5/15/13 (a)                                105          101,588
  9.875%, 7/01/10                                   115          126,500
Lucent Technologies, Inc.
  6.45%, 3/15/29                                    100           69,000
NORTEL NETWORKS, LTD.
  6.125%, 2/15/06                                    70           68,250
ON Semiconductor Corp.
  13.00%, 5/15/08                                   365          370,475
SCG Holding Corp.
  12.00%, 8/01/09                                   115           99,475
Titan Corp.
  8.00%, 5/15/11                                     60           63,900
                                                             ------------
                                                               1,668,350

Total Corporate Debt Obligations
  (cost $42,472,205)                                          44,334,126

SOVEREIGN DEBT OBLIGATIONS-1.4%
Republic of Brazil
  8.00%, 4/15/14                                    166          146,092
Republic of Colombia
  10.00%, 1/23/12                                    65           73,287
  10.75%, 1/15/13                                    20           23,380
Republic of Costa Rica
  8.05%, 1/31/13 (a)                                 50           54,000
Republic of Panama
  10.75%, 5/15/20                                    30           37,125
Republic of Peru
  9.125%, 2/21/12                                    30           32,107
Republic of Ukraine
  11.00%, 3/15/07                                    26           28,695
Russian Federation
  5.00%, 3/31/30 (a)                                305          296,041

Total Sovereign Debt Obligations
  (cost $512,744)                                                690,727

PREFERRED STOCKS-3.1%
BROADCASTING/MEDIA-0.3%
Paxson Communications Corp.
  13.25%, 11/15/06                                   12          118,200
Sinclair Broadcast Group, Inc.
  11.625%                                           250           26,375
                                                             ------------
                                                                 144,575

CABLE-1.3%
CSC Holdings, Inc
  11.125%, 4/01/08                                4,258          437,509
CSC Holdings, Inc.
  11.75%, 10/01/07                                1,800          185,400
                                                             ------------
                                                                 622,909


                                       6


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)     U.S. $ VALUE
                                                 ---------   ------------

CHEMICALS-0.1%
Avecia Group Plc
  16.00%, 7/01/10 (e)                             1,866      $    27,990

COMMUNICATIONS - MOBILE-0.4%
Nextel Communications, Inc.
  11.125%, 2/15/03                                  196          208,740

FINANCIAL-1.0%
Sovereign Real Estate
  Investor Trust
  12.00%, 8/29/49 (a)                               335          486,588

Total Preferred Stocks
  (cost $1,199,736)                                            1,490,802

COMMON STOCKS & WARRANTS-0.0% (F)
Jostens, Inc. warrants, expiring 5/01/10 (a)        200           16,600
Pliant Corp. warrants, expiring 6/01/10 (a)          50                6
Russell-Stanley Holdings, Inc.                       10                0
                                                             ------------

Total Common Stocks & Warrants
  (cost $5,820)                                                   16,606

SHORT-TERM INVESTMENT-4.1%

TIME DEPOSIT-4.1%
State Street Euro Dollar
  0.50%, 7/01/03
  (cost $1,962,000)                              $1,962        1,962,000

TOTAL INVESTMENTS-100.3%
  (cost $46,152,505)                                          48,494,261
Other assets less liabilities*-(0.3%)                           (157,043)
                                                             ------------

NET ASSETS-100%                                              $48,337,218


* SECURITY LENDING INFORMATION

Includes cash collateral received of $968,460 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                        PERCENT
                          CURRENT                       U.S. $          OF NET
                           YIELD        SHARES          VALUE           ASSETS
UBS Private Money
  Market Fund LLC           1.15%      968,460        $968,460             2.0%


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2003, the aggregate market value of these securities amounted to $8,193,078 or 19.0% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Security is in default and is non-income producing.

(d)  Variable rate coupon, rate shown is as of June 30, 2003.

(e) PIK (Paid-in-kind) preferred quarterly stock payments.

(f)  Non-income producing security.

     See Notes to Financial Statements.


                                       7


HIGH YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)       AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $46,152,505)         $48,494,261(a)
  Cash                                                                61,514
  Collateral held for securities loaned                              968,460
  Dividends and interest receivable                                  959,624
  Receivable for investment securities sold                          596,250
  Total assets                                                    51,080,109

LIABILITIES
  Payable for investment securities purchased                      1,688,527
  Payable for collateral received on securities loaned               968,460
  Advisory fee payable                                                29,205
  Distribution fee payable                                               543
  Accrued expenses                                                    56,156
  Total liabilities                                                2,742,891

NET ASSETS                                                       $48,337,218

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $     6,595
  Additional paid-in capital                                      61,263,014
  Undistributed net investment income                              1,552,119
  Accumulated net realized loss on investment transactions       (16,826,266)
  Net unrealized appreciation of investments                       2,341,756
                                                                 $48,337,218
CLASS A SHARES
  Net assets                                                     $45,488,400
  Shares of capital stock outstanding                              6,206,851
  Net asset value per share                                            $7.33

CLASS B SHARES
  Net assets                                                     $ 2,848,818
  Shares of capital stock outstanding                                388,377
  Net asset value per share                                            $7.34

(a) Includes securities on loan with a value of $924,645 (see Note F). See Notes to Financial Statements.


                                       8


HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $1,822,774
  Dividends                                                             47,427
  Total investment income                                            1,870,201

EXPENSES
  Advisory fee                                                         152,277
  Distribution fee-Class B                                              1,588
  Custodian                                                             77,833
  Audit and legal                                                       25,405
  Administrative                                                        37,500
  Printing                                                               3,956
  Directors' fees and expenses                                             483
  Transfer agency                                                          474
  Miscellaneous                                                          6,216
  Total expenses                                                       305,732
  Net investment income                                              1,564,469

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                         252,851
  Net change in unrealized appreciation/depreciation of
    investments                                                      3,323,240
  Net gain on investment transactions                                3,576,091

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $5,140,560

See Notes to Financial Statements.


                                       9


HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                              SIX MONTHS ENDED      YEAR ENDED
                                                 JUNE 30, 2003     DECEMBER 31,
                                                   (UNAUDITED)            2002
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                            $ 1,564,469     $ 2,583,502
  Net realized gain (loss) on investment
    transactions                                       252,851      (4,355,071)
  Net change in unrealized appreciation/
    depreciation of investments                      3,323,240         739,335
  Net increase (decrease) in net assets
    from operations                                  5,140,560      (1,032,234)

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (2,439,115)     (2,125,869)
    Class B                                           (149,865)             -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      10,654,520       7,005,841
  Total increase                                    13,206,100       3,847,738

NET ASSETS
  Beginning of period                               35,131,118      31,283,380
  End of period (including undistributed net
    investment income of $2,576,630 at
    December 31, 2002)                             $48,337,218     $35,131,118

    See Notes to Financial Statements.


                                       10


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)       AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein High Yield Portfolio (the "Portfolio"), formerly Alliance High Yield Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek to earn the highest level of current income without assuming undue risk by investing principally in high yielding, fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P Duff &Phelps or Fitch or, if unrated of comparable quantity. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liqudating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in suchsecurity. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.


                                       11


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                     AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactionsare accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio, with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .75 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements were accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the period ended June 30, 2003.


                                       12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                     PURCHASES        SALES
Investment securities                              $26,905,816     $16,977,285
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                       $3,479,359
GROSS UNREALIZED DEPRECIATION                                       (1,137,603)
Net unrealized appreciation                                         $2,341,756


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


                                       13


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                     AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                       2002         2001
DISTRIBUTIONS PAID FROM:
  Ordinary income                                   $2,125,869   $2,037,954
Total taxable distributions                          2,125,869    2,037,954
Total distributions paid                            $2,125,869   $2,037,954

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $2,576,630
Accumulated capital and other losses                            (17,004,424)(a)
UNREALIZED APPRECIATION/(DEPRECIATION)                           (1,056,177)(b)
Total accumulated earnings/(deficit)                           $(15,483,971)

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $16,871,043 of which $63,971 will expire in the year 2006, $3,933,459 will expire in the year 2007, $5,774,960 will expire in the year 2008, $2,890,265 will expire in the year 2009 and $4,208,388 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust High Income Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $133,381.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The lending agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had loaned securities with a value of $924,645 and received cash collateral of $968,460 which was invested in a money market fund as included in the footnotes in the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $1,274 which is included in interest income in the accompanying statement of operations.


                                       14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE G: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003   DECEMBER 31,
                      (UNAUDITED)       2002       (UNAUDITED)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,254,778     1,640,577      $9,146,407     $11,549,210
Shares issued in
  reinvestment of
  dividends              334,125       309,442       2,439,115       2,125,868
Shares redeemed         (469,354)   (1,030,895)     (3,394,843)     (7,032,050)
Net increase           1,119,549       919,124      $8,190,679      $6,643,028

                     SIX MONTHS      JULY 22,      SIX MONTHS       JULY 22,
                        ENDED       2002(A) TO       ENDED         2002(A) TO
                    JUNE 30, 2003  DECEMBER 31,   JUNE 30, 2003    DECEMBER 31,
                     (UNAUDITED)      2002        (UNAUDITED)         2002
                    -------------  ------------  --------------  --------------
CLASS B
Shares sold            1,208,487       103,564      $8,867,037        $704,198
Shares issued in
  reinvestment of
  dividends               20,502            -0-        149,866              -0-
Shares redeemed         (894,143)      (50,033)     (6,553,062)       (341,385)
Net increase             334,846        53,531      $2,463,841        $362,813

NOTE H: CONCENTRATION OF RISK

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I:JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

(a)Commencement of distribution.


                                       15


HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS            AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                     CLASS A
                                         -------------------------------------------------------------------------------
                                            SIX MONTHS
                                                 ENDED                         YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2003   ---------------------------------------------------------------
                                           (UNAUDITED)       2002         2001 (A)     2000         1999         1998
                                         --------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $6.83        $7.51        $7.91        $9.14        $9.94       $10.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .28          .54(c)       .63(c)       .74(c)       .91(c)      1.03(c)
Net realized and unrealized gain
  (loss) on investment transactions              .26         (.76)        (.38)       (1.18)       (1.16)       (1.41)
Net increase (decrease) in net asset
  value from operations                          .54         (.22)         .25         (.44)        (.25)        (.38)

LESS: DIVIDENDS
Dividends from net investment income            (.04)        (.46)        (.65)        (.79)        (.55)        (.01)
Net asset value, end of period                 $7.33        $6.83        $7.51        $7.91        $9.14        $9.94

TOTAL RETURN
Total investment return based on
  net asset value (d)                          13.47%       (3.03)%       3.04%       (5.15)%      (2.58)%      (3.69)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's omitted)                              $45,488      $34,765      $31,283      $22,333      $24,567      $16,910
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.50%(e)     1.18%         .95%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.50%(e)     1.45%        1.51%        1.42%        1.40%        1.80%
  Net investment income                         7.71%(e)     7.78%(c)     8.08%(c)     8.68%(c)     9.72%(c)     9.77%(c)
Portfolio turnover rate                           44%          83%          95%         175%         198%         295%


See footnote summary on page 17.


                                       16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                               CLASS B
                                                                                  ---------------------------------
                                                                                      SIX MONTHS           JULY 22,
                                                                                           ENDED         2002(F) TO
                                                                                   JUNE 30, 2003       DECEMBER 31,
                                                                                     (UNAUDITED)               2002
                                                                                  --------------       ------------
Net asset value, beginning of period                                                    $6.84               $6.45

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                                                 .23                 .15(c)
Net realized and unrealized gain on investment transactions                               .31                 .24
Net increase in net asset value from operations                                           .54                 .39

LESS: DIVIDENDS
Dividends from net investment income                                                     (.04)                 -0-
Net asset value, end of period                                                          $7.34               $6.84

TOTAL RETURN
Total investment return based on net asset value (d)                                    13.43%               6.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                              $2,849                $366
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (e)                                        1.79%               1.42%
  Expenses, before waivers and reimbursements (e)                                        1.79%               1.63%
  Net investment income (e)                                                              7.51%               8.39%(c)
Portfolio turnover rate                                                                    44%                 83%

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2002, the effect ofthis change was to decrease net investment income by less than $.01 per share, decrease net realized and unrealized loss on investments by less than $.01 per share and decrease the ratio of net investment income to average net assets from 8.14% to 8.08%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

                                       17


HIGH YIELD PORTFOLIO            AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS

JOHN D. CARIFA, Chairman and President
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS

KATHLEEN A. CORBET, Senior Vice President
LEWIS A. SANDERS, Senior Vice President
ANDREW S. ADELSON, Vice President
ANDREW ARAN, Vice President
BRUCE K. ARONOW, Vice President
EDWARD D. BAKER III, Vice President
THOMAS J. BARDONG, Vice President
MATTHEW D.W. BLOOM, Vice President
RUSSELL BRODY, Vice President
FRANK V. CARUSO, Vice President
JOHN F. CHIODI, Vice President
PAUL J. DENOON, Vice President
JOSEPH C. DONA, Vice President
MARILYN G. FEDAK, Vice President
THOMAS KAMP, Vice President
SEAN KELLEHER, Vice President
DAVID A. KRUTH, Vice President
ALAN E. LEVI, Vice President
MICHAEL LEVY, Vice President
GERALD T. MALONE, Vice President
MICHAEL MON, Vice President
RANJI H. NAGASWAMI, Vice President
DANIEL NORDBY, Vice President
JIMMY K. PANG, Vice President
RAYMOND J. PAPERA, Vice President
JOSEPH G. PAUL, Vice President
DOUGLAS J. PEEBLES, Vice President
JEFFREY S. PHLEGAR, Vice President
DANIEL G. PINE, Vice President
MICHAEL J. REILLY, Vice President
PAUL C. RISSMAN, Vice President
IVAN RUDOLPH-SHABINSKY, Vice President
KEVIN F. SIMMS, Vice President
MICHAEL A. SNYDER, Vice President
ANNIE TSAO, Vice President
JEAN VAN DE WALLE, Vice President
RICHARD A. WING , Vice President
SANDRA YEAGER, Vice President
EDMUND P. BERGAN, JR., Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672

(1)  Member of the Audit Committee.

                                       18



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003